UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                                  FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2008

Check here if Amendment [ ]; Amendment Number:
This Amendment  (Check only one.):[ ] is a restatement
                                  [x] adds new holding entires

Institutional Investment Manager Filing this Report:
Name:              Credo Capital Management, LLC
Address:           225 E. Redwood Street, 2nd Floor
                   Baltimore, MD  21202

Form 13F File Number:  28-12753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Melanie H. Mendoza
Title:  Chief Compliance Officer
Phone:  (410) 244-6200

Signature, Place, and Date of Signing:

Melanie H. Mendoza                Baltimore, MD           October 15, 2008
------------------                -------------           ----------------
[Signature]                       [City, State]            [Date]

Report Type (Check only one):
[x]     13F HOLDINGS REPORT.

[  ]     13F NOTICE.

[  ]     13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

                                Report Summary:

Number of Other Included Managers:  0

Form 13F information Table Entry Total:  53

Form 13F Information Table Value Total:  244,378


List of Other Included Managers;

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

NONE



FORM 13F INFORMATION TABLE



                                                                                                                  Voting Authority
                                                                                                                -------------------
                                   Title of                  Value    Shares/ Sh/  Put/   Invstmt  Other
Name of Issuer                     class        CUSIP      (x$1000)   Prn Amt Prn  Call   Dscretn  Managers     Sole  Shared   None
-----------------------------     ----------  ---------    --------  -------- ---  ----   -------  --------    -----  ------  -----


ABM Industries Inc.               COM         000957100        6055    277230 SH              Sole            131170        146060
AGCO Corp                         COM         001084102        4729    110988 SH              Sole             52510         58478
Advanced Medical Optics           COM         00763M108        4083    229617 SH              Sole            108605        121012
Alexion Pharmaceuticals Inc.      COM         015351109        6666    169628 SH              Sole             80250         89378
Alliant Techsystems               COM         018804104        4207     44789 SH              Sole             21185         23604
Alpha Natural Resources           COM         02076X102        4065     79046 SH              Sole             37405         41641
Altera Corp                       COM         021441100        4647    224696 SH              Sole            106300        118396
Arch Coal Inc.                    COM         039380100        4210    128001 SH              Sole             60565         67436
Astoria Financial Corp.           COM         046265104        4121    198794 SH              Sole             94245        104549
Autodesk Inc.                     COM         052769106        2594     77331 SH              Sole             36575         40756
Avis Budget Group, Inc.           COM         053774105        1047    182469 SH              Sole             81860        100609
Bill Barrett Corp.                COM         06846N104        4401    137056 SH              Sole             64890         72166
Carrizo Oil and Gas               COM         144577103        3007     82901 SH              Sole             39225         43676
Community Health Systems          COM         203668108        5287    180368 SH              Sole             85335         95033
Cree, Inc.                        COM         225447101        4862    213435 SH              Sole            100900        112535
Crown Castle International        COM         228227104        6078    209807 SH              Sole             99160        110647
Endo Pharmaceuticals              COM         29264F205        3286    164277 SH              Sole             77722         86555
Energy Conversion Devices         COM         292659109        7517    129041 SH              Sole             61060         67981
Foster Wheeler Ltd.               COM         G36535139        3918    108503 SH              Sole             51330         57173
GameStop Corp. Cl. A              COM         36467W109        4663    136300 SH              Sole             64475         71825
Hercules Offshore                 COM         427093109        3378    222810 SH              Sole            105405        117405
Hudson City Bancorp               COM         443683107        4479    242743 SH              Sole            114975        127768
Huron Consulting Group Inc.       COM         447462102        4878     85608 SH              Sole             40455         45153
Illumina                          COM         452327109        8435    208112 SH              Sole            100480        107632
Janus Capital Group               COM         47102X105        3937    162161 SH              Sole             76630         85531
Joy Global                        COM         481165108        4466     98941 SH              Sole             47231         51710
Kansas City Southern              COM         485170302        4966    111940 SH              Sole             52965         58975
LKQ Corp                          COM         501889208        5647    332757 SH              Sole            157430        175327
Lawson Software Inc.              COM         52078P102        5059    722766 SH              Sole            341925        380841
Marvell Technology Group, Ltd.    COM         G5876H105        4920    529069 SH              Sole            250575        278494
NII Holdings                      COM         62913F201        4321    113963 SH              Sole             53925         60038
NTELOS Holdings Corp.             COM         67020Q107        6179    229801 SH              Sole            108720        121081
Nalco Holding Co.                 COM         62985Q101        4772    257393 SH              Sole            121580        135813
Nasdaq OMX Group, Inc.            COM         631103108        3340    109247 SH              Sole             51685         57562
Netflix Inc.                      COM         64110L106        6535    211625 SH              Sole            100150        111475
O'Reilly Automotive Inc.          COM         686091109        2718    101540 SH              Sole             48030         53510
Oceaneering International         COM         675232102        4123     77323 SH              Sole             36580         40743
Owens-Illinois Inc                COM         690768403        2446     83190 SH              Sole             39350         43840
Panera Bread Company Cl A         COM         69840W108        4939     97030 SH              Sole             45910         51120
Qiagen, N.V.                      COM         N72482107        3828    194044 SH              Sole             91785        102259
Quanta Services, Inc.             COM         74762E102        6587    243855 SH              Sole            115345        128510
Quiksilver Inc.                   COM         74838C106        3928    684348 SH              Sole            323710        360638
SBA Communications                COM         78388J106        6283    242863 SH              Sole            114880        127983
Salesforce.com Inc.               COM         79466L302        5464    112899 SH              Sole             53405         59494
Sally Beauty Holdings Inc.        COM         79546E104        5954    692335 SH              Sole            327525        364810
Skyworks Solutions                COM         83088M102        5934    709800 SH              Sole            334955        374845
Smithfield Foods Inc.             COM         832248108        5589    351957 SH              Sole            166530        185427
Starwood Hotels & Resorts Worl    COM         85590A401        2681     95290 SH              Sole             45090         50200
Synopsys                          COM         871607107        4458    223472 SH              Sole            105820        117652
THQ Inc.                          COM         872443403        2897    240640 SH              Sole            113800        126840
Urban Outfitters Inc.             COM         917047102        5786    181553 SH              Sole             85855         95698
Wabtec                            COM         929740108        2336     45590 SH              Sole             22480         23110
Waddell & Reed Financial Inc.     COM         930059100        3671    148314 SH              Sole             70105         78209

REPORT SUMMARY                             53 DATA RECORDS   244378                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
